Principal Amounts of Long Term Debt Including Senior Notes and Non-Recourse Funding by Maturity (Detail) (Long-term borrowings, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-term borrowings
Principal Amounts Of Long Term Debt Including Senior Notes And Non Recourse Funding By Maturity [Line Items]
2013	$ 0
2014	500
2015	501
2016	300
2017 and thereafter	5,538	[1]
Total	$ 6,839

[1]	Repayment of $2.1 billion of our non-recourse funding obligations requires regulatory approval.